Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 3,464	kr 3,071	kr 2,881
Pension cost for defined benefit plans	3,179	3,486	2,942
Total	kr 6,643	kr 6,557	kr 5,823
Total pension cost expressed as a percentage of wages and salaries	7.80%	8.90%	9.30%
Sweden [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 1,223	kr 1,192	kr 1,199
Pension cost for defined benefit plans	2,013	2,144	1,920
Total	3,236	3,336	3,119
US [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	522	542	460
Pension cost for defined benefit plans	67	160	97
Total	589	702	557
United Kingdom [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	148	128	138
Pension cost for defined benefit plans	(67)	(22)	(6)
Total	81	106	132
Other Countries [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	1,571	1,209	1,084
Pension cost for defined benefit plans	1,166	1,204	931
Total	kr 2,737	kr 2,413	kr 2,015